EXHIBIT 99.67

ib valuation report

									Origination Values																													Post-Closing Values
Loan Number 2	Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Valuation Comments	Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score
									Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
748755	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	No	No	xxxxxx	08/02/2019	0.00	None	xxxxxx	0.00	0.00%	Clear Capital	11/05/2019	A Desk Review was ordered by the originating lender and completed prior to funding. The Desk Review reflects the original appraisal (OA) comparable data provided adequate data to support a reasonable value conclusion. The reviewer found the comps used in the OA were adequate and the adjustments made were reasonable. No additional sales were selected by the review appraiser. Per the 3rd Party Desk Reviewer the OA value of $xxxxxx is adequately supported. ;
																																																														A Desk Review was ordered by the investor and completed prior to funding. The Desk Review reflects the original appraisal (OA) comparable data provided adequate data to support a reasonable value conclusion. The reviewer found the comps used in the OA were adequate and the adjustments made were reasonable. One additional sale was selected by the review appraiser. Per the 3rd Party Desk Reviewer the OA value of $xxxxxx is adequately supported.	3.0
748311	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	No	No	xxxxxx	09/28/2019	0.00	None											xxxxxx	0.00	0.00%	Summit Valuations	12/12/2019																																			The Desk Review reflects the original appraisal (OA) comparable data provided adequate data to support a reasonable value conclusion. The reviewer found the comps used in the OA were the best available and the adjustments made were reasonable. Per the 3rd Party Desk Reviewer the OA value of $xxxxxx is adequately supported.	2.1